BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other standards (Details)	12 Months Ended
Dec. 31, 2019
Conceptual Framework
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to References to Conceptual Framework in IFRS Standards
Description of nature of impending change in accounting policy	Conceptual Framework
Date by which application of new IFRS is required	Jan. 01, 2020
Amendment to IFRS 3
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Definition of a Business
Description of nature of impending change in accounting policy	Amendment to IFRS 3
Date by which application of new IFRS is required	Jan. 01, 2020
IFRS 17
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRS 17
Description of nature of impending change in accounting policy	Insurance contracts
Date by which application of new IFRS is required	Jan. 01, 2021
Interpretation IFRIC 23
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Interpretation IFRIC 23
Description of nature of impending change in accounting policy	Uncertainty over Income Tax Treatments
Date by which application of new IFRS is required	Jan. 01, 2020